CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income (loss) for the year	R$ 8,635,532	R$ (10,714,935)	R$ (2,814,742)
Adjustment to
Depreciation, depletion and amortization	6,879,132	6,565,441	7,898,775
Depreciation of right of use	203,670	186,768	154,217
Sublease of ships	(44,706)	(35,841)
Interest expense on lease liabilities	427,934	397,746	226,103
Result from sale and disposal of property, plant and equipment and biological assets, net	(412,612)	(8,372)	77,930
Income from associates and joint ventures	(51,912)	(36,142)	(31,993)
Exchange rate and monetary variations, net	3,800,827	12,530,891	1,964,927
Interest expenses with financing, loans and debentures, net	3,207,278	3,286,254	3,363,019
Premium expenses with early settlements	260,289	391,390
Capitalized loan costs	(18,624)	(10,636)	(4,213)
Accrual of interest on marketable securities	(178,320)	(94,868)	(392,018)
Amortization of transaction costs	107,239	101,741	185,807
Derivative losses, net	1,597,662	9,422,682	1,075,252
Fair value adjustment of biological assets	(763,091)	(466,484)	(185,399)
Deferred income tax and social contribution	(94,690)	(7,109,120)	(1,528,571)
Interest on actuarial liabilities	55,849	53,092	44,496
Provision for judicial liabilities, net	65,318	1,288	26,807
Provision (reversal) for allowance for doubtful accounts, net	(637)	6,022	(12,286)
Provision for inventory losses, net	73,574	65,675	107,269
Provision (reversal) for loss of ICMS credits, net	(99,183)	(82,293)	129,283
Tax credits	(441,880)		(128,115)
Other	26,449	35,451	(56,517)
Decrease (increase) in assets
Trade accounts receivables	(3,393,787)	884,451	991,476
Inventories	(654,757)	651,203	873,420
Recoverable taxes	186,013	659,930	241,934
Other assets	(54,136)	54,651	(26,478)
Increase (decrease) in liabilities
Trade accounts payables	1,363,478	140,480	(1,555,697)
Taxes payable	271,700	47,212	240,871
Payroll and charges	97,792	92,278	(234,948)
Other liabilities	(191,976)	(266,546)	(62,294)
Cash provided by operations	20,859,425	16,749,409	10,568,315
Payment of interest with financing, loans and debentures	(2,953,573)	(3,244,949)	(2,977,957)
Payment of premium with early settlements	(260,289)	(378,381)
Interest received from marketable securities	98,110	186,853	377,804
Payment of income taxes	(106,180)	(188,296)	(391,725)
Cash provided by operating activities	17,637,493	13,124,636	7,576,437
INVESTING ACTIVITIES
Additions to property, plant and equipment	(2,150,584)	(1,503,255)	(2,001,674)
Additions to intangible	(285,278)	(2,307)	(17,715)
Additions to biological assets	(3,807,608)	(3,392,298)	(2,849,038)
Proceeds from sale of property, plant and equipment	1,411,251	183,504	198,644
Capital increase in subsidiaries and affiliates	(51,816)		(45,856)
Marketable securities, net	(5,216,921)	3,841,493	19,378,893
Advances for acquisition (receipt) of wood from operations with development and partnerships	(257,672)	135,693	(355,447)
Dividends received	6,453	753
Acquisition of non-controlling interests	(6,516)		(26,002,540)
Other investments			(286)
Cash used in investing activities	(10,358,691)	(736,417)	(11,695,019)
FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	16,991,962	14,761,796	18,993,837
Payment of derivative transactions	(1,921,253)	(4,465,640)	(135,449)
Payment of loans, financing and debentures	(15,469,423)	(19,092,810)	(13,994,708)
Payment of leases	(1,012,137)	(824,245)	(645,071)
Payment of dividends	(9,683)		(606,632)
Sale of treasury shares to meet stock-based compensation plan			(879)
Liabilities for assets acquisitions and associates	(153,357)	(164,240)	(479,480)
Other financing			10,191
Cash provided (used) by financing activities	(1,573,891)	(9,785,139)	3,141,809
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	1,050,808	982,850	(161,553)
Increase (decrease) in cash and cash equivalents, net	6,755,719	3,585,930	(1,138,326)
At the beginning for the year	6,835,057	3,249,127	4,387,453
At the end for the year	R$ 13,590,776	R$ 6,835,057	R$ 3,249,127